Office and Administration Expenses - Schedule of Amounts Included in Office and Administration Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Office and Administration Expenses [Abstract]
Corporate administrative costs	$ 778	$ 659
Investor communications and marketing expenses	2,214	2,201
Uranium storage fees	1,698	972
Office and Administration Expenses	$ 4,690	$ 3,832